Segment, Customer and Geographic Information (Schedule of Non-current Assets on the Basis of Geographic Location) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total non-current assets	[1]	$ 820,013	$ 668,875
Israel [Member]
Disclosure of geographical areas [line items]
Total non-current assets	[1]	820,012	668,808
Others [Member]
Disclosure of geographical areas [line items]
Total non-current assets	[1]	$ 1	$ 67

[1]	Composed of property, plant and equipment and intangible assets.